Goodwill and Other Intangible Assets, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Relationships and Other Amortizable Intangible Assets Associated with Acquisitions [Member]
Goodwill And Other Intangible Assets [Line Items]
Other acquired intangible assets	$ 44.0	$ 69.3	$ 12.6
Weighted average amortization periods	11 years 4 months 24 days	9 years 8 months 12 days	9 years 3 months
Customer relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	18 years 9 months 18 days
Customer relationships [Member] | North American Lab [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	18 years 10 months 24 days
Customer relationships [Member] | European Lab [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	19 years 1 month 6 days
Customer relationships [Member] | Science Education [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	20 years
Customer relationships [Member] | Chemical supply agreement [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years
Customer relationships [Member] | Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years 7 months 6 days